Note 4 - Clearing Agreements - 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Due to and from Broker-Dealers and Clearing Organizations [Abstract]
Schedule of Due to (from) Broker-Dealers and Clearing Organizations [Table Text Block]

NOTE 4. CLEARING AGREEMENTS

On February 1, 2010, National Securities and vFinance Investments entered into separate but coterminous clearing agreements with National Financial Services, LLC with a termination date of February 1, 2015. The clearing agreement includes a termination fee if either broker dealer terminates the agreement without cause. The Broker-Dealer Subsidiaries currently have clearing agreements with NFS, COR, ICBC, Rosenthal and RJO.

NOTE 3. CLEARING AGREEMENTS

National Securities Corporation and vFinance Investments, Inc. have separate but coterminous clearing agreements with National Financial Services, LLC with a termination date of February 1, 2015. The clearing agreement includes a termination fee if either broker dealer terminates the agreement without cause. The Broker Dealer Subsidiaries currently have clearing agreements with NFS, Legent, ICBC and Rosenthal and RJO.